Segment information and concentration of risk - Summary of Distribution of Lease Rental Income by Location (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Concentration Risk [Line Items]
Lease rental income	$ 537,547	$ 415,006	$ 312,744
Lease rental income, percentage	100.00%	100.00%	100.00%
Asia Pacific [Member]
Concentration Risk [Line Items]
Lease rental income	178,679	106,111	89,074
Lease rental income, percentage	33.00%	26.00%	28.00%
Europe, Middle East and Africa [Member]
Concentration Risk [Line Items]
Lease rental income	186,153	166,488	145,009
Lease rental income, percentage	35.00%	40.00%	47.00%
Americas [Member]
Concentration Risk [Line Items]
Lease rental income	$ 172,715	$ 142,407	$ 78,661
Lease rental income, percentage	32.00%	34.00%	25.00%